Stock-Based Compensation (Summary Information For Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Number of Options, Outstanding January 1,2011	1,143,285
Number of Options, Granted	56,916
Number of Options, Exercised	(41,322)
Number of Options, Terminated	(7,312)
Number of Options, Outstanding at December 31, 2011	1,151,567
Number of Options, Exercisable at December 31, 2011	935,594
Weighted-Average Exercise Price, Outstanding at January 1, 2011	$ 88.49
Weighted-Average Exercise Price, Granted	$ 86.90	$ 95.27	$ 79.79
Weighted-Average Exercise Price, Exercised	$ 42.55
Weighted-Average Exercise Price, Terminated	$ 108.01
Weighted-Average Exercise Price, Outstanding at December 31, 2011	$ 89.93
Weighted-Average Exercise Price, Exercisable at December 31, 2011	$ 89.36
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2011	3.7
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2011	3.2